Sharon Tomko Talcott Resolution Law Group The Hartford One Hartford Plaza (NP4-TR1) Hartford, CT 06115 Tel. 1-860-547-4416 sharon.tomko@thehartford.com

January 2, 2018

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:    See Exhibit “A” attached

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.
The Prospectus Supplement that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.	The text of the Registrants' most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on December 28, 2017.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko
Sharon Tomko
PM, Registered Product Filings

Exhibit A

Hartford Life Insurance Company Separate Account Two (“Registrant”)
File No. 333-101923    The Director VIII/VIIIR
The BB&T Director III/IIIR
AmSouth VA III/IIIR
The Director Select III/IIIR
The Director Choice III/IIIR
The Huntington Director III/IIIR
Fifth Third Director II/IIR
Wells Fargo Director II/IIR
Director Ultra
File No. 333-105252    Director Epic I/IR
File No. 333-101934    Director Access II/IIR
Director Choice Access II/IIR
File No. 333-101938    Director Edge II/IIR
File No. 333-101944    Director Plus II/IIR
AmSouth VA Plus II/IIR
Director Select Plus II/IIR
File No. 333-101950    Director Outlook II/IIR
BB&T Director Outlook II/IIR
AmSouth VA Outlook II/IIR
Director Select Outlook II/IIR
Huntington Director Outlook II/IIR
Classic Director Outlook II/IIR
Wells Fargo Director Outlook II/IIR
File No. 333-105266    Director Epic Outlook I/IR
File No. 333-69485    The Director VII/VIIR
The BB&T Director II/IIR
AmSouth VA II/IIR
The Director Select II/IIR
The Director Choice II/IIR
The Huntington Director I/IR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
The Wachovia Director I/IR
Fifth Third Director I/IR
Director Classic I/IR
Wells Fargo Director I/IR
File No. 333-45301    Director Access I/IR
Director Choice Access I/IR
File No. 333-66343    Director Edge I/IR
File No. 333-91925    Director Plus I/IR
AmSouth VA Plus I/IR
The Director Select Plus I/IR
Director Preferred Plus I/IR
Director Elite Plus I/IR
The Director Solution Plus I/IR
File No. 333-39612    Director Outlook I/IR
BB&T Director Outlook I/IR
AmSouth VA Outlook I/IR
Director Select Outlook I/IR
Huntington Director Outlook I/IR
Director Elite Outlook I/IR

The Director Solution Outlook I/IR
Classic Director Outlook I/IR
File No. 033-73570    Director VI
BB&T Director I
AmSouth VA I
The Director Select I
The Director Choice
File No. 033-19945    The Director I
File No. 033-06952    The Director II-V

Hartford Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-69475    Director Focus I/IR

Hartford Life and Annuity Insurance Company Separate Account One (“Registrant”)
File No. 333-101924    The Director VIII/VIIIR
Wells Fargo Director II/IIR
Director Preferred II/IIR
File No. 333-105259    Director Epic I/IR
File No. 333-101935    Director Access II/IIR
File No. 333-101939    Director Edge II/IIR
File No. 333-101945    Director Plus II/IIR
Director Preferred Plus II/IIR
File No. 333-105255    Director Epic Plus I/IR
File No. 333-101951    Director Outlook II/IIR
Director Select Outlook II/IIR
Wells Fargo Director Outlook II/IIR
Director Preferred Outlook II/IIR
File No. 333-105267    Director Epic Outlook I/IR
File No. 333-69487    The Director VII/VIIR
The Director Select II/IIR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
Wells Fargo Director I/IR
File No. 333-45303    Director Access I/IR
File No. 333-66345     Director Edge I/IR
File No. 333-91933    Director Plus I/IR
The Director Select Plus I/IR
Director Preferred Plus I/IR
The Director Solution Plus I/IR
File No. 333-39620    Director Outlook I/IR
Director Select Outlook I/IR
Director Elite Outlook I/IR
The Director Solution Outlook I/IR
Director Preferred Outlook I/IR
Wells Fargo Director Outlook I/I
File No. 333-95781    Director Vision I/IR
File No. 033-73568    The Director VI
The Director Select I
File No. 033-56790    The Director IV-V